Fair Value Accounting - Institutional Money Market Funds (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 338,611	$ 103,400	$ 103,800
Current restricted cash and cash equivalents
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Restricted cash and cash equivalents	4,054	11,100	11,200
Non-current restricted cash and cash equivalents
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Restricted cash and cash equivalents	9,883	15,100	19,000
Cleco Power
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash and cash equivalents	184,911	49,500	26,100
Cleco Power | Current restricted cash and cash equivalents
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Restricted cash and cash equivalents	4,054	11,100	11,200
Cleco Power | Non-current restricted cash and cash equivalents
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Restricted cash and cash equivalents	$ 9,041	$ 14,300	$ 18,600